CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 293,713			$ 257,417			$ 816,532	$ 664,481	$ 1,012,437	$ 468,814
Total expenses	293,713			257,417			816,532	664,481	1,012,437	468,814
Other income (expenses)
Unrealized and realized gain on investment held in Trust Account	172,397			818,333			878,523	1,108,337	1,942,709	25,391
Change in fair value of derivative liabilities	(901,278)			2,027,949			(1,009,138)	6,995,078	6,600,605	7,320,644
Total other income	(728,881)			2,846,282			(130,615)	8,103,415	8,543,314	6,851,691
Income (loss) before tax	(1,022,594)			2,588,865			(947,147)	7,438,934	7,530,877	6,382,877
Income tax expense	(98,637)			(202,531)			(263,259)	(202,531)	(337,607)
Net income (loss)	$ (1,121,231)	$ (367,435)	$ 278,260	$ 2,386,334	$ 2,107,058	$ 2,743,011	$ (1,210,406)	$ 7,236,403	$ 7,193,270	$ 6,382,877
Class A Common Stock
Other income (expenses)
Weighted average shares outstanding, basic (in Shares)	3,803,176			17,893,462			3,949,868	17,893,462	15,737,185	12,860,378
Weighted average shares outstanding, diluted (in Shares)	3,803,176			17,893,462			3,949,868	17,893,462	15,737,185	12,860,378
Basic net income per share (in Dollars per share)	$ (0.18)			$ 0.11			$ (0.17)	$ 0.32	$ 0.36	$ 0.37
Diluted net income per share (in Dollars per share)	$ (0.18)			$ 0.11			$ (0.17)	$ 0.32	$ 0.36	$ 0.37
Class B Common Stock
Other income (expenses)
Weighted average shares outstanding, basic (in Shares)	2,371,823			4,500,528			3,346,509	4,500,528	4,500,528	4,534,875
Weighted average shares outstanding, diluted (in Shares)	2,371,823			4,500,528			3,346,509	4,500,528	4,500,528	4,534,875
Basic net income per share (in Dollars per share)	$ (0.18)			$ 0.11			$ (0.17)	$ 0.32	$ 0.36	$ 0.37
Diluted net income per share (in Dollars per share)	$ (0.18)			$ 0.11			$ (0.17)	$ 0.32	$ 0.36	$ 0.37